Related Party Disclosures (Details)	9 Months Ended
Sep. 30, 2022
Disclosure Of Related Party Text Block Abstract
Description of related party	During the nine months ended September 30, 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes (nine months ended September 30, 2021 – 30,086 common shares).